Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Airplanes, vessels and vehicles	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.3% to 8%
Permanent easement	3% to 4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

Schedule of Property Plant and Equipment
	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives(i)	Permanent easement	Construction in progress	Other	Total

Cost
At January 1, 2019	1,113,427	1,043,032	5,263,961	6,127,139	1,054,128	400,767	15,002,454
Additions	125	1,986	29,773	1,802	1,979,943	2,437	2,016,066
Disposals	(3,634)	(21,474)	(105,592)	—	(1,362)	(26,010)	(158,072)
Transfers(ii)	132,461	205,355	812,130	595,381	(1,525,318)	59,638	279,647
Effect of exchange rate fluctuations	3,903	3,070	—	—	1,634	939	9,546
Discontinued operation	(59,917)	(68,107)	—	—	—	(3,216)	(131,240)
At December 31, 2019	1,186,365	1,163,862	6,000,272	6,724,322	1,509,025	434,555	17,018,401
Additions	125	2,528	17,900	1,193	3,303,937	1,113	3,326,796
Disposals	(576)	(2,113)	(94,689)	—	(506)	(24,293)	(122,177)
Transfers(ii)	370,302	261,705	796,982	645,611	(2,008,901)	79,088	144,787
Effect of exchange rate fluctuations	21,028	31,252	—	—	619	17,593	70,492
At December 31, 2020	1,577,244	1,457,234	6,720,465	7,371,126	2,804,174	508,056	20,438,299
Depreciation
At January 1, 2019	(300,711)	(440,677)	(1,280,966)	(1,406,964)	(10,842)	(6,067)	(3,446,227)
Additions	(72,329)	(135,267)	(632,170)	(611,575)	—	(28,758)	(1,480,099)
Disposals	131	20,287	104,872	6	—	21,383	146,679
Transfers(ii)	3,546	(2,884)	(106,525)	(2,234)	3,972	(18,897)	(123,022)
Effect of exchange rate fluctuations	(549)	(672)	—	—	—	(666)	(1,887)
Discontinued operation	9,478	27,194	—	—	—	2,619	39,291
At December 31, 2019	(360,434)	(532,019)	(1,914,789)	(2,020,767)	(6,870)	(30,386)	(4,865,265)
Additions	(60,907)	(138,579)	(566,259)	(517,033)	(2,048)	(34,309)	(1,319,135)
Disposals	7	1,188	90,668	—	—	20,654	112,517
Transfers(ii)	(75,174)	(38,107)	(59,353)	67,841	2,795	(19,419)	(121,417)
Impairment	(2,811)	(8,898)	(31,405)	(80,340)	(7,256)	(12,308)	(143,018)
Effect of exchange rate fluctuations	(8,054)	(15,997)	—	—	—	(9,424)	(33,475)
At December 31, 2020	(507,373)	(732,412)	(2,481,138)	(2,550,299)	(13,379)	(85,192)	(6,369,793)
At December 31, 2019	825,931	631,843	4,085,483	4,703,555	1,502,155	404,169	12,153,136
At December 31, 2020	1,069,871	724,822	4,239,327	4,820,827	2,790,795	422,864	14,068,506

(i)      On December 31, 2020 and 2019, wagons and locomotives in the amount of R$745,203 were pledged to guarantee bank loans (Note 7.5).

(ii)    They are substantially transferring from property, plant and equipment under construction as a result of the capitalization of said assets.

Summary Intangible Assets and Goodwill
	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost
At January 1, 2019	883,234	17,631,883	435,624	37,877	742,863	370,189	20,101,670
Additions	2,795	12,031	—	—	85,438	13,254	113,518
Disposals	—	(67,259)	—	—	(215)	(8)	(67,482)
Transfers	—	447,863	171	—	(704)	6,263	453,593
Effect of exchange rate fluctuations	18,948	—	—	8,293	1,709	(1,602)	27,348
Discontinued operation	—	—	—	—	—	(818)	(818)
At December 31, 2019	904,977	18,024,518	435,795	46,170	829,091	387,278	20,627,829
Additions	8,167	5,227	—	—	111,656	12,149	137,199
Business combination (Note 10.3)	94,892	—	—	—	—	—	94,892
Disposals	—	(48,442)	—	—	(131)	(12,474)	(61,047)
Transfers	—	695,140	—	(5,504)	408,470	(31,573)	1,066,533
Exchange variation	80,684	—	—	13,541	75,861	10,919	181,005
At December 31, 2020	1,088,720	18,676,443	435,795	54,207	1,424,947	366,299	22,046,411
Amortization:
At January 1, 2019	—	(2,383,823)	(224,356)	—	(314,619)	(206,337)	(3,129,135)
Additions	—	(515,615)	(11,766)	(9,201)	(95,034)	(33,813)	(665,429)
Disposals	—	14,747	—	—	162	8	14,917
Transfers	—	(8)	—	—	(3,626)	(2,379)	(6,013)
Effect of exchange rate fluctuations	—	—	—	—	2,668	(1,761)	907
Discontinued operation	—	—	—	—	—	583	583
At December 31, 2019	—	(2,884,699)	(236,122)	(9,201)	(410,449)	(243,699)	(3,784,170)
Additions	—	(490,100)	(11,774)	—	(86,162)	(88,988)	(677,024)
Disposals	—	17,030	—	—	111	4,817	21,958
Transfers	—	(10)	—	9,201	(390,554)	105,459	(275,904)
Effect of exchange rate fluctuations	—	—	—	—	(17,978)	(4,854)	(22,832)
At December 31, 2020	—	(3,357,779)	(247,896)	—	(905,032)	(227,265)	(4,737,972)
At December 31, 2019	904,977	15,139,819	199,673	36,969	418,642	143,579	16,843,659
At December 31, 2020	1,088,720	15,318,664	187,899	54,207	519,915	139,034	17,308,439

Summary Intangible Assets (Excluding Goodwill)
Intangible assets (excluding goodwill)	Annual rate of amortization	December 31, 2020	December 31, 2019
Comgás(i)	Concession term	8,425,014	8,129,822
Rumo(ii)	Concession term	6,893,650	7,009,997
		15,318,664	15,139,819
Operating license for port terminal	3.70%	187,899	199,673

Trademarks:
Comma	Undefined	54,207	36,969

Customer relationships:
Comgás	20.00%	210,038	161,786
Moove	6.00%	309,877	256,856
		519,915	418,642

Other
Software license	20.00%	86,090	81,669
Other		52,944	61,910
		139,034	143,579
Total		16,219,719	15,938,682
(i)

Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets.

(ii)	Refers to the railroad concession right agreement of Rumo.

Summary of transaction charts of right of use assets
	Land, buildings and improvements	Machinery, equipment and facilities	Freight cars and locomotives	Software	Vehicles	Port and rail infrastructure	Total
Cost:
At January 1, 2019	230,615	11,168	1,286,671	66,931	13,085	842,783	2,451,253
Additions	7,073	3,045	1,004	—	732	2,904,778	2,916,632
Contractual adjustments	9,883	(956)	712	—	442	54,828	64,909
Transfers	327	(2,539)	(249,746)	—	—	1,565	(250,393)
Currency translation adjustments	(468)	—	—	—	—	—	(468)
At December 31, 2019	247,430	10,718	1,038,641	66,931	14,259	3,803,954	5,181,933
Additions	124,014	18,714	864	15,438	—	3,406,560	3,565,590
Contractual adjustments	187	10,397	1,783	—	(334)	251,854	263,887
Transfers	—	—	(107,963)	—	—	—	(107,963)
Currency translation adjustments	9,197	(707)	—	—	—	—	8,490
At December 31, 2020	380,828	39,122	933,325	82,369	13,925	7,462,368	8,911,937
Amortization:
At January 1, 2019	(50,450)	(2,532)	(462,748)	—	—	(131,541)	(647,271)
Additions	(21,282)	(3,074)	(9,018)	(7,594)	(6,459)	(118,915)	(166,342)
Transfers	(7,233)	2,532	104,694	—	2	—	99,995
At December 31, 2019	(78,965)	(3,074)	(367,072)	(7,594)	(6,457)	(250,456)	(713,618)
Additions	(34,977)	(9,527)	(53,413)	(4,940)	(6,572)	(230,057)	(339,486)
Impairment	—	—	—	—	—	(966)	(966)
Transfers	—	—	59,745	—	—	—	59,745
Currency translation adjustments	(1,888)	506	—	—	—	—	(1,382)
At December 31, 2020	(115,830)	(12,095)	(360,740)	(12,534)	(13,029)	(481,479)	(995,707)
At December 31, 2019	168,465	7,644	671,569	59,337	7,802	3,553,498	4,468,315
At December 31, 2020	264,998	27,027	572,585	69,835	896	6,980,889	7,916,230

Schedule of changes in contract assets

Contract assets are measured at acquisition cost, including capitalized borrowing costs. When the assets come into operation, the depreciable values within the concession agreement are transferred to intangible assets. Comgás reassess useful lives, whenever such assessment indicates that amortization period will exceed concession contract term, a portion of the asset is converted into financial asset as it represents an account receivable from the concession authority. Such classification is in accordance with IFRIC 12 “Service Concession Arrangements.”

At January 1, 2019	227,260
Additions	819,567
Disposals	(9,691)
Transfer to concession rights and customer relationships	(436,595)
At December 31, 2019	600,541
Additions	888,939
Disposals	—
Transfer to concession rights and customer relationships	(793,542)
At December 31, 2020	695,938

(i)      The amount of the transfers also includes a portion of the intangible asset that was reclassified to a financial asset according to the provisions of IFRIC 12.